UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-22684

Daxor Corporation

(Exact name of registrant as specified in charter)

350 Fifth Avenue, Suite 7120

New York, New York 10118

(Address of principal offices)(Zip code)

David Frankel, Daxor Corporation

350 Fifth Avenue, Suite 7120

New York, New York 10118

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 212-330-8500

Date of Fiscal Year End: December 31, 2013

Date of Reporting Period: March 31, 2013

Item 1. Schedule of Investments

Daxor Corporation
Schedule of Investments
March 31, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 150.24%
Auto Manufacturer-0.02%
General Motors Company (a)	100	$2,782
General Motors Liq Co. (a)	100	2,700
		$5,482

Banking - 7.00%

Diversified Banks – 6.73%
Bank of America Corp.	185,195	$2,255,675
Citigroup, Inc.	230	10,175
		$2,265,850

Regional Banks - 0.27%
First Niagara Financial Group, Inc.	5,000	$44,300
Popular, Inc. (a)	1,700	46,920
		$91,220

Total Banking		$2,357,070

Chemical Manuafacturing-0.25%
USEC, Inc. (a)	229,000	$84,739

Communication Services-0.20%
Clearwire Corp. (a)	5,000	$16,200
Frontier Communications Corp. (a)	12,500	49,875
		$66,075

Consumer Products and Services-0.13%
NutriSystem, Inc.	5,000	$42,400
PHH Corp.(a)	79	1,735
		$44,135

Diversified Computer Services-3.44%
Hewlett Packard	48,600	$1,158,624

Electronics Stores-0.52%
Best Buy Co. Inc. (a)	7,900	$174,985

Health Care – 2.38%

Bio Technology-0.15%
Mannkind Corp. (a)	15,000	$50,850

Drug Manufacturer – 0.04%
Warner Chilcott PLC (a)	1,000	$13,550

Medical Appliances & Equipment-2.19%
Intuitive Surgical, Inc. (a)	1,500	$736,785

Total Health Care		$801,185

Daxor Corporation
Schedule of Investments (Continued)
March 31, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS-150.24%
Investment Services-0.91%
United States Natural Gas Fund, LLP (a)	14,062	$307,676

Iron and Steel-0.09%
AK Steel Holding Corp.	9,400	$31,114

Oil & Gas Operations-0.42%
Exco Resources, Inc. (a)	12,500	$89,125
Williams Companies, Inc.	1,200	44,952
WPX Energy Inc. (a)	400	6,408
		$140,485

Semi Conductors-0.06%
Advanced Micro Devices, Inc. (a)	5,000	$12,750
First Solar, Inc. (a)	300	8,088
		$20,838

Utilities-134.63%
Electric Utilities-132.26%
Ameren Corp. (a)	4,000	$140,080
American Electric Power Co. Inc.	22,600	1,099,038
Avista Corp.	14,396	394,450
Calpine Corp. (a)	1,328	27,357
Centerpoint Energy, Inc.	5,000	119,800
CH Energy Group, Inc.	39,400	2,576,366
CMS	41,500	1,159,510
DTE Energy Co.	47,000	3,211,980
Duke Energy Corp.	18,117	1,315,113
Edison International	7,000	352,240
Entergy Corp.	121,145	7,661,210
Exelon Corp.	136,300	4,699,624
Firstenergy Corp.	98,286	4,147,669
Great Plains Energy Inc.	21,000	486,990
Hawaiian Electric Industries, Inc.	58,200	1,612,722
National Grid PLC Shares	62,951	3,651,788
National Grid PLC ADR	30,392	352,889
NISOURCE Inc.	44,000	1,290,960
Northeast Utilities	41,320	1,795,767
NRG Energy, Inc.	1,100	29,139
NV Energy, Inc.	1,500	30,045
Pepco Holdings Inc.	2,201	47,101
PG & E Corp.	7,000	311,710
Pinnacle West Capital Corp.	31,002	1,794,706
PNM Resources, Inc.	78,750	1,834,088
Teco Energy, Inc.	2,000	35,640
UIL Holdings Corp.	22,332	884,124
UNITIL Corp.	52,900	1,488,077
Westar Energy, Inc.	42,941	1,424,782
XCEL Energy, Inc.	19,050	565,785
		$44,540,750
Natural Gas Utilities-2.37%
Integrys Energy Group Inc.	4,500	$261,720
Southwest Gas Corp.	1,000	47,460
Spectra Energy Corp.	15,925	489,694
		$798,874

Daxor Corporation
Schedule of Investments (Continued)
March 31, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS – 150.24%
Total Utilities		$45,339,624

Waste Management-0.19%
Veolia Environnment SA ADR (a)	5,000	$63,500

Total Common Stock (Cost $23,571,140)-150.24%		$50,595,532

Preferred Stocks-6.40%
Diversified Banks-5.10%
Bank of America Corp., 8.20 % Callable	1,000	$25,480
Bank of America Corp., 6.204% Series D	1,000	25,370
Bank of America Corp., 7.25% Series J Div Perp	6,000	154,859
Bank of America Corp., 7.250% Series L	700	855,400
Bank of America Corp., 8.625% Preferred Callable	2,000	51,000
Barclays Bank PLC ADR, 8.125% Series 5 Callable	2,500	63,900
Citigroup, 6.35% Callable Due 03/15/67	1,200	30,468
Deutsche Bank Contingent Capital Trust III Preferred, Div 7.60%	10,000	276,500
Goldman Sachs Group, 6.20% Series B Callable	1,000	25,590
JP Morgan Chase & Co., 8.625% Series J callable	1,500	38,970
US Bancorp, 7.875% Callable	2,000	51,100
Wells Fargo Company, 8.00 % Series J Non-Cumulative	4,000	119,720
		$1,718,357

Electric Utilities-1.16%
Duquesne Light Co. Preferred, 3.75% Callable	400	$18,400
Pacific Gas & Electric, 5% Series D	1,000	25,000
Pacific Gas & Electric, 5% Series E	1,100	27,698
Pacific Gas & Electric, 6% Series A	4,200	128,604
Southern California Edison, 4.32% Callable	5,500	129,250
Southern California Edison, 4.78% Callable	2,500	62,225
		$391,177

Insurance-0.14%
AIG Incorporated 6.45% Series A-4	800	$20,184
MetLife Inc., Series B	1,000	25,340
		$45,524

Total Preferred Stock (Cost $1,438,927)-6.40%		$2,155,058

Total Investment in Securities (Cost $25,010,067) -156.64%		$52,750,590

Investment in Operating Division-9.82%		$3,305,515

Receivable from Broker, Net of Securities Sold Short -0.27%		$91,725

Federal Income Tax Refund Receivable-6.24%		$2,100,000

Other Assets-0.37%		$127,402

Total Assets-173.34%		$58,375,232
Total Liabilities – (73.34%)		(24,697,979)
Net Assets-100.00%		$33,677,253

Daxor Corporation
Schedule of Investments (Continued)
March 31, 2013 (Unaudited)

At March 31, 2013, the net unrealized appreciation based on cost for financial reporting purposes of $27,740,523 was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost	$28,702,208
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value	(961,685)
Net unrealized appreciation	$27,740,523

Portfolio Analysis

As of March 31, 2013

Percentage of Net Assets
Common Stock
Automobile Manufacturing	0.02%
Banking	7.00%
Chemical Manufacturing	0.25%
Communication Services	0.20%
Consumer Products and Services	0.13%
Diversified Computer Services	3.44%
Electronics Stores	0.52%
Health Care	2.38%
Investment Services	0.91%
Iron and Steel	0.09%
Oil & Gas Operations	0.42%
Semi-Conductors	0.06%
Utilities	134.63%
Waste Management	0.19%
Total Common Stock	150.24%

Preferred Stock
Diversified Banks	5.10%
Electric Utilities	1.16%
Insurance	0.14%
Total Preferred Stock	6.40%

Total Investment in Securities	156.64%

Daxor Corporation
Schedule of Investments (Continued)
March 31, 2013 (Unaudited)

Name of Issuer	Number of Shares in Short Position at 03/31/2013	Value of Short Position at 03/31/2013
Securities Sold Short- (93.89%)
Apple, Inc.	(5,000)	$(2,213,300)
Best Buy Co. Inc.	(5,900)	(130,685)
Citigroup, Inc.	(3,270)	(144,665)
Coach, Inc.	(15,000)	(749,850)
First Solar	(9,000)	(242,640)
Gap, Inc.	(5,000)	(177,000)
General Electric Co.	(2,500)	(57,800)
Green Mountain Coffee Roasters Inc.	(40,000)	(2,270,400)
Intuitive Surgical, Inc.	(13,000)	(6,385,470)
KB Home	(3,000)	(65,310)
Netflix, Inc.	(65,600)	(12,416,768)
Pool Corp.	(5,000)	(240,000)
Ralph Lauren Corporation	(3,000)	(507,930)
Research in Motion Limited	(10,000)	(144,450)
Simon Property Group Inc.	(28,000)	(4,439,680)
Starbucks Corporation	(5,000)	(284,750)
St. Joe Co.	(50,000)	(1,062,500)
Toll Brothers Inc.	(2,500)	(85,600)
Total Securities Sold Short (93.89%)		$(31,618,798)

Receivable from Broker (b) (94.16%)		31,710,523

Receivable from Broker, Net of Securities Sold Short (0.27%)		$91,725

Daxor Corporation Schedule of Investments (Continued) March 31, 2013 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Open Options Written-(4.87%)
Call Options Written- (1.47%)
AK Steel Holding Corp.	(75)	5.50	01/17/2014	$(900)
Apple, Inc.	(5)	480.00	04/19/2013	(839)
Apple, Inc.	(5)	490.00	04/19/2013	(482)
Apple, Inc.	(5)	500.00	04/19/2013	(283)
Apple, Inc.	(5)	510.00	04/19/2013	(173)
Apple, Inc.	(5)	520.00	04/19/2013	(111)
Apple, Inc.	(5)	530.00	05/17/2013	(827)
Apple, Inc.	(5)	540.00	05/17/2013	(646)
Apple, Inc.	(5)	550.00	06/21/2013	(935)
Apple, Inc.	(5)	560.00	06/21/2013	(713)
Bank of America Corp.	(50)	12.00	04/19/2013	(2,175)
Bank of America Corp.	(100)	13.00	04/19/2013	(578)
Bank of America Corp.	(50)	14.00	04/19/2013	(104)
Bank of America Corp.	(50)	10.00	05/17/2013	(11,100)
Bank of America Corp.	(200)	11.00	05/17/2013	(26,390)
Bank of America Corp.	(250)	12.00	05/17/2013	(15,441)
Bank of America Corp.	(200)	13.00	05/17/2013	(4,459)
Bank of America Corp.	(50)	14.00	05/17/2013	(373)
Bank of America Corp.	(50)	14.00	07/19/2013	(1,025)
Bank of America Corp.	(100)	13.00	08/16/2013	(5,302)
Bank of America Corp.	(250)	14.00	08/16/2013	(6,950)
Bank of America Corp.	(100)	15.00	08/16/2013	(1,375)
Bank of America Corp.	(50)	13.00	11/15/2013	(4,060)
Bank of America Corp.	(50)	14.00	11/15/2013	(2,490)
Bank of America Corp.	(50)	15.00	11/15/2013	(1,500)
Bank of America Corp.	(150)	15.00	01/17/2014	(6,712)
Bank of America Corp.	(100)	17.00	01/17/2014	(1,751)
Best Buy Co. Inc.	(29)	18.00	04/19/2013	(12,325)
Best Buy Co. Inc.	(50)	18.00	06/21/2013	(23,625)
Best Buy Co. Inc.	(50)	20.00	06/21/2013	(16,256)
Entergy Corp.	(50)	65.00	06/21/2013	(3,750)
Exelon Corp.	(50)	33.00	04/19/2013	(8,000)
Exelon Corp.	(50)	34.00	04/19/2013	(4,000)
Exelon Corp.	(50)	35.00	04/19/2013	(1,255)
Exelon Corp.	(50)	36.00	04/19/2013	(277)
Exelon Corp.	(50)	33.00	07/19/2013	(9,875)
Exelon Corp.	(50)	34.00	07/19/2013	(6,500)
Exelon Corp.	(50)	35.00	07/19/2013	(3,893)
Exelon Corp.	(50)	36.00	07/19/2013	(2,026)
Exelon Corp.	(50)	36.00	10/18/2013	(3,832)
Exelon Corp.	(50)	35.00	01/17/2014	(7,000)
First Solar, Inc.	(50)	26.00	04/19/2013	(9,325)
First Solar, Inc.	(50)	27.00	04/19/2013	(6,550)
First Solar, Inc.	(50)	28.00	04/19/2013	(4,500)
First Solar, Inc.	(35)	25.00	06/21/2013	(13,613)

Daxor Corporation
Schedule of Investments (Continued)
March 31, 2013 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Call Options Written-(1.47%)
First Solar, Inc.	(35)	35.00	06/21/2013	$(2,511)
Hewlett Packard Co.	(50)	25.00	01/17/2014	(11,000)
Hewlett Packard Co.	(50)	22.00	04/19/2013	(9,949)
Hewlett Packard Co.	(50)	20.00	05/17/2013	(20,000)
Hewlett Packard Co.	(50)	21.00	05/17/2013	(15,625)
Hewlett Packard Co.	(50)	22.00	05/17/2013	(11,554)
Hewlett Packard Co.	(50)	23.00	05/17/2013	(7,900)
Hewlett Packard Co.	(150)	22.00	08/16/2013	(44,400)
Hewlett Packard Co.	(40)	24.00	08/16/2013	(7,259)
Intuitive Surgical, Inc.	(5)	530.00	04/19/2013	(3,200)
Intuitive Surgical, Inc.	(5)	540.00	04/19/2013	(2,250)
Intuitive Surgical, Inc.	(5)	560.00	04/19/2013	(1,038)
Intuitive Surgical, Inc.	(10)	570.00	04/19/2013	(1,338)
Intuitive Surgical, Inc.	(5)	580.00	04/19/2013	(450)
Intuitive Surgical, Inc.	(5)	590.00	04/19/2013	(300)
Intuitive Surgical, Inc.	(5)	600.00	04/19/2013	(228)
Intuitive Surgical, Inc.	(10)	620.00	04/19/2013	(239)
Intuitive Surgical, Inc.	(5)	540.00	05/17/2013	(4,450)
Intuitive Surgical, Inc.	(5)	550.00	05/17/2013	(3,225)
Intuitive Surgical, Inc.	(5)	560.00	05/17/2013	(2,421)
Intuitive Surgical, Inc.	(5)	570.00	05/17/2013	(1,850)
MannKind Corp	(50)	3.50	05/17/2013	(1,250)
MannKind Corp	(50)	4.00	05/17/2013	(600)
MannKind Corp	(50)	3.50	08/16/2013	(3,075)
Research In Motion Limited	(50)	11.00	05/17/2013	(18,250)
Research In Motion Limited	(50)	12.00	05/17/2013	(14,375)
Research In Motion Limited	(50)	10.00	06/21/2013	(23,000)
Research In Motion Limited	(50)	11.00	06/21/2013	(19,250)
Research In Motion Limited	(50)	12.00	06/21/2013	(15,625)
UBS AG	(50)	14.00	06/21/2013	(8,500)
United States Natural Gas Fund, LLP	(56)	31.00	04/19/2013	(896)
United States Natural Gas Fund, LLP	(84)	26.00	07/19/2013	(2,552)
USEC, Inc.	(350)	1.00	04/19/2013	(1,502)
USEC, Inc.	(50)	1.00	07/19/2013	(250)
Veolia Environnement SA	(50)	15.00	04/19/2013	(250)
Warner Chilcott	(10)	13.00	04/19/2013	(775)
Total Call Options Written				$(495,633)

Daxor Corporation
Schedule of Investments (Continued)
March 31, 2013 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options Written-(3.40%)
Abercrombie & Fitch Co.	(50)	35.00	05/17/2013	$(925)
AK Steel Holding Corp.	(69)	7.00	06/21/2013	(25,461)
American International Group, Inc.	(50)	29.00	06/21/2013	(550)
American International Group, Inc.	(50)	30.00	06/21/2013	(700)
American International Group, Inc.	(100)	28.00	08/16/2013	(2,050)
American International Group, Inc.	(50)	26.00	11/15/2013	(1,275)
Apple, Inc.	(5)	370.00	04/19/2013	(120)
Apple, Inc.	(5)	380.00	04/19/2013	(195)
Apple, Inc.	(5)	390.00	04/19/2013	(355)
Apple, Inc.	(5)	390.00	04/19/2013	(333)
Apple, Inc.	(5)	400.00	04/19/2013	(1,813)
Apple, Inc.	(5)	405.00	04/19/2013	(794)
Apple, Inc.	(5)	410.00	04/19/2013	(1,044)
Apple, Inc.	(5)	415.00	04/19/2013	(3,855)
Apple, Inc.	(5)	420.00	04/19/2013	(591)
Apple, Inc.	(5)	370.00	05/17/2013	(1,090)
Apple, Inc.	(5)	380.00	05/17/2013	(1,624)
Apple, Inc.	(5)	390.00	05/17/2013	(2,333)
Apple, Inc.	(5)	395.00	05/17/2013	(2,710)
Apple, Inc.	(10)	400.00	05/17/2013	(6,412)
Apple, Inc.	(10)	405.00	05/17/2013	(5,206)
Apple, Inc.	(5)	350.00	06/21/2013	(1,000)
Apple, Inc.	(5)	360.00	06/21/2013	(1,478)
Apple, Inc.	(5)	370.00	06/21/2013	(2,028)
Apple, Inc.	(5)	300.00	07/19/2013	(265)
Apple, Inc.	(5)	310.00	07/19/2013	(391)
Apple, Inc.	(5)	320.00	07/19/2013	(563)
Astrazeneca PLC	(50)	40.00	07/19/2013	(493)
AT&T, Inc.	(50)	30.00	04/19/2013	(18)
AT&T, Inc.	(50)	28.00	07/19/2013	(400)
AT&T, Inc.	(50)	30.00	07/19/2013	(725)
AT&T, Inc.	(50)	30.00	10/18/2013	(1,657)
AT&T, Inc.	(50)	25.00	01/17/2014	(1,181)
Bank of America Corp.	(50)	9.00	04/19/2013	—
Bank of America Corp.	(100)	10.00	04/19/2013	(60)
Bank of America Corp.	(200)	11.00	04/19/2013	(980)
Bank of America Corp.	(50)	12.00	04/19/2013	(1,227)
Bank of America Corp.	(50)	6.00	05/17/2013	(50)
Bank of America Corp.	(50)	7.00	05/17/2013	(50)
Bank of America Corp.	(200)	8.00	05/17/2013	(112)
Bank of America Corp.	(50)	9.00	05/17/2013	(81)
Bank of America Corp.	(675)	10.00	05/17/2013	(2,700)
Bank of America Corp.	(625)	11.00	05/17/2013	(8,775)
Bank of America Corp.	(150)	12.00	05/17/2013	(6,525)
Bank of America Corp.	(150)	9.00	06/21/2013	(503)
Bank of America Corp.	(200)	10.00	06/21/2013	(1,997)
Bank of America Corp.	(300)	11.00	06/21/2013	(7,676)
Bank of America Corp.	(50)	12.00	06/21/2013	(2,982)
Bank of America Corp.	(100)	10.00	07/19/2013	(1,517)
Bank of America Corp.	(100)	11.00	07/19/2013	(3,435)
Bank of America Corp.	(60)	12.00	07/19/2013	(4,200)
Bank of America Corp.	(175)	7.00	08/16/2013	(434)
Bank of America Corp.	(325)	8.00	08/16/2013	(1,455)

Daxor Corporation
Schedule of Investments (Continued)
March 31, 2013 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options Written-(3.40%)
Bank of America Corp.	(635)	9.00	08/16/2013	$(5,792)
Bank of America Corp.	(675)	10.00	08/16/2013	(14,042)
Bank of America Corp.	(400)	11.00	08/16/2013	(16,728)
Bank of America Corp.	(350)	12.00	08/16/2013	(27,574)
Bank of America Corp.	(5)	13.00	08/16/2013	(680)
Bank of America Corp.	(50)	8.00	11/15/2013	(476)
Bank of America Corp.	(100)	9.00	11/15/2013	(1,903)
Bank of America Corp.	(200)	10.00	11/15/2013	(7,232)
Bank of America Corp.	(200)	11.00	11/15/2013	(12,836)
Bank of America Corp.	(175)	12.00	11/15/2013	(18,496)
Bank of America Corp.	(225)	7.00	01/17/2014	(1,800)
Bank of America Corp.	(580)	10.00	01/17/2014	(28,608)
Bank of America Corp.	(175)	12.00	01/17/2014	(21,509)
Bank of America Corp.	(185)	7.00	01/16/2015	(6,530)
Bank of America Corp.	(300)	10.00	01/16/2015	(33,844)
Bank of America Corp.	(100)	12.00	01/16/2015	(20,368)
Bank of New York Corporation	(50)	18.00	06/21/2013	(425)
Bank of New York Corporation	(50)	19.00	06/21/2013	(450)
Bank of New York Corporation	(50)	20.00	06/21/2013	(500)
Bank of New York Corporation	(65)	20.00	09/20/2013	(1,414)
Bank of New York Corporation	(75)	15.00	01/17/2014	(1,425)
Bank of New York Corporation	(50)	18.00	01/17/2014	(1,590)
Bank of New York Corporation	(50)	20.00	01/17/2014	(2,319)
Best Buy Co. Inc.	(50)	19.00	04/19/2013	(641)
Best Buy Co. Inc.	(50)	20.00	04/19/2013	(1,253)
Best Buy Co. Inc.	(50)	18.00	05/17/2013	(1,338)
Best Buy Co. Inc.	(100)	19.00	05/17/2013	(3,913)
Best Buy Co. Inc.	(100)	20.00	05/17/2013	(5,827)
Best Buy Co. Inc.	(50)	21.00	05/17/2013	(4,359)
Best Buy Co. Inc.	(50)	17.00	06/21/2013	(2,495)
Best Buy Co. Inc.	(100)	19.00	06/21/2013	(8,604)
Best Buy Co. Inc.	(150)	20.00	06/21/2013	(17,274)
Best Buy Co. Inc.	(65)	21.00	06/21/2013	(9,679)
Best Buy Co. Inc.	(28)	22.00	06/21/2013	(5,516)
Best Buy Co. Inc.	(50)	15.00	09/20/2013	(2,898)
Best Buy Co. Inc.	(100)	16.00	09/20/2013	(7,311)
Best Buy Co. Inc.	(100)	17.00	09/20/2013	(9,393)
Best Buy Co. Inc.	(100)	18.00	09/20/2013	(11,672)
Best Buy Co. Inc.	(50)	19.00	09/20/2013	(7,374)
Best Buy Co. Inc.	(50)	20.00	09/20/2013	(8,988)
Best Buy Co. Inc.	(50)	21.00	09/20/2013	(11,118)
Best Buy Co. Inc.	(100)	15.00	01/17/2014	(10,448)
Best Buy Co. Inc.	(50)	18.00	01/17/2014	(9,008)
Best Buy Co. Inc.	(50)	20.00	01/17/2014	(12,398)
Blackstone Group LP	(50)	11.00	06/21/2013	(4)
Blackstone Group LP	(50)	14.00	09/20/2013	(950)
BP PLC	(50)	35.00	04/19/2013	(99)
BP PLC	(50)	36.00	04/19/2013	(140)
BP PLC	(40)	37.00	04/19/2013	(148)
BP PLC	(50)	25.00	07/19/2013	(144)
BP PLC	(50)	32.00	07/19/2013	(550)
BP PLC	(50)	34.00	07/19/2013	(800)
BP PLC	(50)	35.00	07/19/2013	(989)
BP PLC	(50)	30.00	10/18/2013	(1,005)

Daxor Corporation
Schedule of Investments (Continued)
March 31, 2013 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options Written-(3.40%)
BP PLC	(50)	31.00	10/18/2013	$(1,217)
BP PLC	(50)	32.00	10/18/2013	(1,530)
BP PLC	(100)	30.00	01/17/2014	(4,450)
BP PLC	(40)	35.00	01/17/2014	(4,370)
Cisco Systems, Inc.	(50)	15.00	07/19/2013	(273)
Cisco Systems, Inc.	(50)	16.00	07/19/2013	(470)
Cisco Systems, Inc.	(50)	17.00	07/19/2013	(799)
Cisco Systems, Inc.	(50)	15.00	10/18/2013	(800)
Cisco Systems, Inc.	(50)	16.00	10/18/2013	(1,200)
Cisco Systems, Inc.	(50)	17.00	10/18/2013	(1,800)
Cisco Systems, Inc.	(50)	13.00	01/17/2014	(791)
Cisco Systems, Inc.	(50)	15.00	01/17/2014	(1,608)
Citigroup, Inc.	(50)	33.00	04/19/2013	(11)
Citigroup, Inc.	(50)	34.00	04/19/2013	(29)
Citigroup, Inc.	(35)	37.00	05/17/2013	(595)
Citigroup, Inc.	(50)	29.00	06/21/2013	(325)
Citigroup, Inc.	(50)	30.00	06/21/2013	(407)
Citigroup, Inc.	(50)	31.00	06/21/2013	(519)
Citigroup, Inc.	(50)	35.00	06/21/2013	(1,250)
Citigroup, Inc.	(50)	26.00	09/20/2013	(698)
Citigroup, Inc.	(50)	28.00	09/20/2013	(975)
Citigroup, Inc.	(50)	30.00	09/20/2013	(1,450)
Citigroup, Inc.	(40)	25.00	12/20/2013	(1,009)
Citigroup, Inc.	(100)	30.00	12/20/2013	(5,964)
Citigroup, Inc.	(50)	35.00	12/20/2013	(6,435)
Citigroup, Inc.	(150)	25.00	01/17/2014	(4,725)
Citigroup, Inc.	(50)	27.00	01/17/2014	(2,298)
Citigroup, Inc.	(50)	30.00	01/17/2014	(3,624)
Citigroup, Inc.	(100)	25.00	01/16/2015	(11,485)
Coach, Inc.	(50)	44.00	04/19/2013	(259)
Coach, Inc.	(50)	45.00	04/19/2013	(406)
Coach, Inc.	(50)	30.00	05/17/2013	(1)
Coach, Inc.	(50)	35.00	05/17/2013	(65)
Coach, Inc.	(45)	40.00	05/17/2013	(647)
Coach, Inc.	(50)	42.00	05/17/2013	(1,389)
Coach, Inc.	(50)	45.00	05/17/2013	(3,386)
Coach, Inc.	(50)	35.00	08/16/2013	(1,268)
Coach, Inc.	(50)	40.00	08/16/2013	(3,637)
Coach, Inc.	(50)	42.00	08/16/2013	(5,227)
Coach, Inc.	(150)	30.00	11/15/2013	(3,698)
Coach, Inc.	(120)	35.00	11/15/2013	(7,498)
Coach, Inc.	(75)	30.00	01/17/2014	(2,943)
Coach, Inc.	(50)	35.00	01/17/2014	(4,660)
Consolidated Edison, Inc.	(45)	40.00	01/17/2014	(515)
Consolidated Edison, Inc.	(35)	45.00	01/17/2014	(812)
CROCS, Inc.	(30)	9.00	06/21/2013	(24)
Delta Air Lines Inc.	(50)	7.00	06/21/2013	(125)
Delta Air Lines Inc.	(50)	8.00	06/21/2013	(180)
Delta Air Lines Inc.	(50)	7.00	01/17/2014	(704)
Entergy Corp.	(40)	62.50	04/19/2013	(2,000)
Entergy Corp.	(50)	60.00	09/20/2013	(9,500)
Exco Resources Inc.	(50)	5.00	06/21/2013	(500)
Exco Resources Inc.	(50)	6.00	06/21/2013	(993)
Exco Resources Inc.	(50)	8.00	06/21/2013	(6,000)

Daxor Corporation
Schedule of Investments (Continued)
March 31, 2013 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options Written-(3.40%)
Exco Resources Inc.	(50)	6.00	09/20/2013	$(2,000)
Exco Resources Inc.	(50)	5.00	01/17/2014	(1,750)
Exelon Corp.	(50)	31.00	04/19/2013	(200)
Exelon Corp.	(50)	32.00	04/19/2013	(250)
Exelon Corp.	(50)	33.00	04/19/2013	(500)
Exelon Corp.	(50)	32.00	05/17/2013	(1,000)
Exelon Corp.	(50)	30.00	07/19/2013	(985)
Exelon Corp.	(22)	35.00	07/19/2013	(3,444)
Exelon Corp.	(50)	25.00	10/18/2013	(608)
Exelon Corp.	(50)	30.00	10/18/2013	(2,250)
Exelon Corp.	(50)	25.00	01/17/2014	(1,500)
First Solar, Inc.	(40)	25.00	04/19/2013	(2,400)
First Solar, Inc.	(50)	30.00	04/19/2013	(17,250)
First Solar, Inc.	(35)	20.00	05/17/2013	(1,087)
First Solar, Inc.	(50)	20.00	06/21/2013	(2,950)
First Solar, Inc.	(50)	21.00	06/21/2013	(3,875)
First Solar, Inc.	(50)	25.00	06/21/2013	(10,050)
First Solar, Inc.	(35)	26.00	06/21/2013	(8,507)
First Solar, Inc.	(50)	16.00	09/20/2013	(2,608)
First Solar, Inc.	(50)	17.00	09/20/2013	(3,417)
First Solar, Inc.	(50)	13.00	01/17/2014	(3,425)
Gap, Inc.	(50)	20.00	06/21/2013	(115)
Gap, Inc.	(50)	21.00	06/21/2013	(175)
Gap, Inc.	(50)	15.00	01/17/2014	(445)
Gap, Inc.	(50)	17.00	01/17/2014	(661)
General Electric Co.	(25)	21.00	05/17/2013	(275)
General Electric Co.	(50)	17.00	06/21/2013	(156)
General Electric Co.	(25)	20.00	06/21/2013	(325)
General Electric Co.	(75)	13.00	09/20/2013	(199)
General Electric Co.	(100)	15.00	09/20/2013	(620)
General Electric Co.	(50)	16.00	09/20/2013	(450)
General Electric Co.	(50)	17.00	09/20/2013	(625)
General Electric Co.	(135)	18.00	09/20/2013	(2,394)
General Electric Co.	(35)	19.00	09/20/2013	(875)
General Electric Co.	(50)	15.00	12/20/2013	(671)
General Electric Co.	(90)	18.00	12/20/2013	(2,927)
General Electric Co.	(50)	10.00	01/17/2014	(200)
General Electric Co.	(50)	13.00	01/17/2014	(400)
General Electric Co.	(100)	15.00	01/17/2014	(1,700)
General Motors Company	(50)	16.00	06/21/2013	(200)
General Motors Company	(50)	17.00	06/21/2013	(250)
General Motors Company	(50)	18.00	06/21/2013	(375)
General Motors Company	(50)	19.00	06/21/2013	(350)
General Motors Company	(50)	22.00	06/21/2013	(750)
General Motors Company	(50)	23.00	06/21/2013	(1,093)
General Motors Company	(50)	19.00	09/20/2013	(900)
General Motors Company	(50)	20.00	09/20/2013	(1,200)
General Motors Company	(50)	22.00	09/20/2013	(2,225)
General Motors Company	(50)	15.00	01/17/2014	(800)
General Motors Company	(50)	18.00	01/17/2014	(1,700)
General Motors Company	(50)	20.00	01/17/2014	(2,875)
Green Mountain Coffee Roasters Inc.	(50)	32.00	04/19/2013	(200)
Green Mountain Coffee Roasters Inc.	(50)	35.00	04/19/2013	(100)
Green Mountain Coffee Roasters Inc.	(50)	36.00	04/19/2013	(100)

Daxor Corporation
Schedule of Investments (Continued)
March 31, 2013 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options Written-(3.40%)
Green Mountain Coffee Roasters Inc.	(50)	21.00	06/21/2013	$(94)
Green Mountain Coffee Roasters Inc.	(50)	22.00	06/21/2013	(122)
Green Mountain Coffee Roasters Inc.	(50)	23.00	06/21/2013	(152)
Green Mountain Coffee Roasters Inc.	(50)	25.00	06/21/2013	(175)
Green Mountain Coffee Roasters Inc.	(100)	26.00	06/21/2013	(550)
Green Mountain Coffee Roasters Inc.	(50)	27.00	06/21/2013	(325)
Green Mountain Coffee Roasters Inc.	(50)	28.00	06/21/2013	(475)
Green Mountain Coffee Roasters Inc.	(50)	29.00	06/21/2013	(592)
Green Mountain Coffee Roasters Inc.	(50)	30.00	06/21/2013	(775)
Green Mountain Coffee Roasters Inc.	(50)	25.00	09/20/2013	(1,511)
Green Mountain Coffee Roasters Inc.	(50)	15.00	01/17/2014	(495)
Green Mountain Coffee Roasters Inc.	(50)	18.00	01/17/2014	(1,000)
Hartford Financial Services Group, Inc.	(50)	15.00	06/21/2013	(370)
Hartford Financial Services Group, Inc.	(50)	20.00	06/21/2013	(1,025)
Hartford Financial Services Group, Inc.	(50)	19.00	09/20/2013	(1,750)
Hartford Financial Services Group, Inc.	(50)	20.00	09/20/2013	(2,309)
Hartford Financial Services Group, Inc.	(50)	13.00	01/17/2014	(600)
Hartford Financial Services Group, Inc.	(50)	15.00	01/17/2014	(1,114)
Hewlett Packard Co.	(50)	19.00	04/19/2013	(95)
Hewlett Packard Co.	(50)	12.00	05/17/2013	(8)
Hewlett Packard Co.	(50)	17.00	07/19/2013	(1,050)
Hewlett Packard Co.	(50)	20.00	08/16/2013	(3,258)
Hewlett Packard Co.	(58)	22.00	08/16/2013	(7,019)
Hewlett Packard Co.	(50)	17.00	11/15/2013	(2,350)
Hewlett Packard Co.	(50)	18.00	11/15/2013	(3,150)
Hewlett Packard Co.	(75)	10.00	01/17/2014	(675)
Intuitive Surgical, Inc.	(5)	390.00	04/19/2013	(638)
Intuitive Surgical, Inc.	(5)	400.00	04/19/2013	(800)
Intuitive Surgical, Inc.	(5)	410.00	04/19/2013	(9,918)
Intuitive Surgical, Inc.	(5)	420.00	04/19/2013	(1,472)
Intuitive Surgical, Inc.	(5)	430.00	04/19/2013	(1,924)
Intuitive Surgical, Inc.	(5)	440.00	04/19/2013	(2,575)
Intuitive Surgical, Inc.	(10)	450.00	04/19/2013	(6,736)
Intuitive Surgical, Inc.	(5)	460.00	04/19/2013	(4,665)
Intuitive Surgical, Inc.	(10)	470.00	04/19/2013	(11,961)
Intuitive Surgical, Inc.	(15)	480.00	04/19/2013	(23,110)
Intuitive Surgical, Inc.	(5)	485.00	04/19/2013	(8,750)
Intuitive Surgical, Inc.	(10)	490.00	04/19/2013	(10,906)
Intuitive Surgical, Inc.	(8)	500.00	04/19/2013	(20,000)
Intuitive Surgical, Inc.	(5)	505.00	04/19/2013	(13,958)
Intuitive Surgical, Inc.	(5)	510.00	04/19/2013	(15,435)
Intuitive Surgical, Inc.	(5)	410.00	05/17/2013	(2,244)
Intuitive Surgical, Inc.	(5)	320.00	07/19/2013	(1,025)
Intuitive Surgical, Inc.	(5)	330.00	07/19/2013	(1,246)
Intuitive Surgical, Inc.	(2)	340.00	07/19/2013	(600)
Intuitive Surgical, Inc.	(1)	400.00	07/19/2013	(910)
Intuitive Surgical, Inc.	(5)	420.00	07/19/2013	(6,468)
Ishares Silver Trust	(50)	17.00	01/17/2014	(497)
Johnson & Johnson	(50)	50.00	01/17/2014	(508)
Johnson Controls Inc.	(50)	20.00	07/19/2013	(8)
Johnson Controls Inc.	(65)	23.00	01/17/2014	(2,651)
JP Morgan Chase & Co.	(50)	31.00	06/21/2013	(480)
JP Morgan Chase & Co.	(50)	23.00	09/20/2013	(400)
JP Morgan Chase & Co.	(50)	25.00	09/20/2013	(527)

Daxor Corporation
Schedule of Investments (Continued)
March 31, 2013 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options Written-(3.40%)
JP Morgan Chase & Co.	(50)	28.00	09/20/2013	$(755)
KB Home	(50)	12.00	04/19/2013	(1)
KB Home	(50)	16.00	04/19/2013	(150)
KB Home	(50)	10.00	07/19/2013	(28)
KB Home	(50)	13.00	07/19/2013	(375)
KB Home	(50)	16.00	07/19/2013	(1,350)
Keycorp	(90)	7.00	06/21/2013	(180)
Keycorp	(50)	8.00	06/21/2013	(150)
Keycorp	(20)	10.00	01/17/2014	(1,940)
Lennar Corp.	(50)	25.00	11/15/2013	(1,400)
MannKind Corp	(50)	3.00	04/19/2013	(325)
Merck & Co., Inc.	(50)	25.00	01/17/2014	(700)
Micron Technology Inc.	(50)	6.00	10/18/2013	(850)
Microsoft Corporation	(60)	24.00	04/19/2013	(32)
Microsoft Corporation	(40)	25.00	04/19/2013	(102)
Microsoft Corporation	(50)	23.00	07/19/2013	(564)
Microsoft Corporation	(50)	24.00	07/19/2013	(808)
Microsoft Corporation	(50)	23.00	10/18/2013	(1,341)
Microsoft Corporation	(50)	24.00	10/18/2013	(1,881)
Monsanto Co.	(50)	45.00	01/17/2014	(897)
Morgan Stanley	(50)	14.00	04/19/2013	—
Morgan Stanley	(50)	15.00	04/19/2013	(2)
Morgan Stanley	(100)	20.00	04/19/2013	(1,850)
Morgan Stanley	(50)	10.00	07/19/2013	(187)
Morgan Stanley	(50)	11.00	07/19/2013	(257)
Morgan Stanley	(50)	12.00	07/19/2013	(333)
Morgan Stanley	(50)	15.00	07/19/2013	(737)
Morgan Stanley	(50)	15.00	10/18/2013	(1,418)
Morgan Stanley	(50)	16.00	10/18/2013	(1,966)
Morgan Stanley	(50)	13.00	01/17/2014	(1,364)
Morgan Stanley	(50)	15.00	01/17/2014	(2,418)
Mosaic Company	(50)	40.00	06/21/2013	(496)
Netflix, Inc.	(25)	115.00	04/19/2013	—
Netflix, Inc.	(28)	120.00	04/19/2013	(2)
Netflix, Inc.	(47)	125.00	04/19/2013	(12)
Netflix, Inc.	(50)	130.00	04/19/2013	(42)
Netflix, Inc.	(50)	135.00	04/19/2013	(525)
Netflix, Inc.	(50)	145.00	04/19/2013	(900)
Netflix, Inc.	(50)	150.00	04/19/2013	(1,400)
Netflix, Inc.	(50)	155.00	04/19/2013	(2,350)
Netflix, Inc.	(30)	160.00	04/19/2013	(2,130)
Netflix, Inc.	(40)	115.00	05/17/2013	(1,345)
Netflix, Inc.	(35)	120.00	05/17/2013	(1,855)
Netflix, Inc.	(50)	125.00	05/17/2013	(4,000)
Netflix, Inc.	(50)	130.00	05/17/2013	(5,546)
Netflix, Inc.	(50)	135.00	05/17/2013	(7,825)
Netflix, Inc.	(50)	140.00	05/17/2013	(10,750)
Netflix, Inc.	(50)	145.00	05/17/2013	(13,982)
Netflix, Inc.	(35)	105.00	06/21/2013	(2,065)
Netflix, Inc.	(25)	115.00	06/21/2013	(2,525)
NRG Energy, Inc.	(50)	15.00	06/21/2013	(7)
NRG Energy, Inc.	(50)	16.00	06/21/2013	(25)
NRG Energy, Inc.	(100)	17.00	06/21/2013	(136)
NRG Energy, Inc.	(50)	18.00	06/21/2013	(165)

Daxor Corporation
Schedule of Investments (Continued)
March 31, 2013 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options Written-(3.40%)
NRG Energy, Inc.	(50)	19.00	09/20/2013	$(1,250)
NRG Energy, Inc.	(50)	15.00	01/17/2014	(1,000)
NRG Energy, Inc.	(50)	18.00	01/17/2014	(1,808)
Pitney Bowes Inc.	(50)	12.00	04/19/2013	(2)
Pitney Bowes Inc.	(50)	15.00	04/19/2013	(2,250)
Pitney Bowes Inc.	(60)	12.00	07/19/2013	(1,858)
Pitney Bowes Inc.	(50)	13.00	07/19/2013	(2,577)
Pitney Bowes Inc.	(50)	16.00	07/19/2013	(10,375)
Pitney Bowes Inc.	(50)	12.00	10/18/2013	(2,875)
Pitney Bowes Inc.	(50)	13.00	10/18/2013	(4,263)
Pitney Bowes Inc.	(50)	14.00	10/18/2013	(6,308)
Pitney Bowes Inc.	(50)	15.00	10/18/2013	(9,036)
Ralph Lauren Corporation	(50)	85.00	04/19/2013	—
Ralph Lauren Corporation	(50)	90.00	04/19/2013	—
Ralph Lauren Corporation	(50)	100.00	04/19/2013	—
Ralph Lauren Corporation	(25)	80.00	07/19/2013	(3)
Ralph Lauren Corporation	(30)	120.00	07/19/2013	(1,468)
Ralph Lauren Corporation	(50)	100.00	10/18/2013	(2,625)
Pool Corp.	(35)	30.00	07/19/2013	(525)
PPL Corporation	(30)	25.00	04/19/2013	—
Research In Motion Limited	(35)	9.00	04/19/2013	(17)
Research In Motion Limited	(25)	10.00	04/19/2013	(61)
Research In Motion Limited	(50)	12.00	04/19/2013	(750)
Research In Motion Limited	(50)	9.00	05/17/2013	(250)
Research In Motion Limited	(35)	10.00	05/17/2013	(455)
Research In Motion Limited	(50)	11.00	05/17/2013	(1,355)
Research In Motion Limited	(40)	12.00	05/17/2013	(1,978)
Research In Motion Limited	(85)	8.00	06/21/2013	(695)
Research In Motion Limited	(50)	9.00	06/21/2013	(850)
Research In Motion Limited	(150)	10.00	06/21/2013	(4,650)
Research In Motion Limited	(50)	11.00	06/21/2013	(2,600)
Research In Motion Limited	(50)	7.00	07/19/2013	(550)
Research In Motion Limited	(50)	7.00	09/20/2013	(850)
Research In Motion Limited	(85)	8.00	09/20/2013	(2,720)
Research In Motion Limited	(50)	9.00	09/20/2013	(2,600)
Research In Motion Limited	(50)	10.00	09/20/2013	(4,032)
Simon Property Group Inc.	(30)	95.00	04/19/2013	—
Simon Property Group Inc.	(30)	100.00	04/19/2013	—
Simon Property Group Inc.	(30)	105.00	04/19/2013	—
Simon Property Group Inc.	(30)	110.00	04/19/2013	—
Simon Property Group Inc.	(25)	125.00	04/19/2013	—
Simon Property Group Inc.	(30)	130.00	04/19/2013	(5)
Simon Property Group Inc.	(30)	135.00	04/19/2013	(150)
Simon Property Group Inc.	(20)	145.00	04/19/2013	(210)
Simon Property Group Inc.	(35)	150.00	04/19/2013	(787)
Simon Property Group Inc.	(30)	145.00	05/17/2013	(1,830)
Simon Property Group Inc.	(30)	150.00	05/17/2013	(3,510)
Simon Property Group Inc.	(19)	105.00	07/19/2013	(148)
Simon Property Group Inc.	(35)	110.00	07/19/2013	(403)
Simon Property Group Inc.	(30)	115.00	07/19/2013	(506)
Simon Property Group Inc.	(55)	120.00	07/19/2013	(1,343)
St. Joe Co.	(50)	20.00	04/19/2013	(750)
St. Joe Co.	(50)	14.00	06/21/2013	(3)
St. Joe Co.	(50)	15.00	06/21/2013	(19)

Daxor Corporation
Schedule of Investments (Continued)
March 31, 2013 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options Written-(3.40%)
St. Joe Co.	(50)	16.00	06/21/2013	$(86)
St. Joe Co.	(100)	17.00	06/21/2013	(1,500)
St. Joe Co.	(150)	18.00	06/21/2013	(2,550)
St. Joe Co.	(150)	19.00	06/21/2013	(4,875)
St. Joe Co.	(150)	20.00	06/21/2013	(7,875)
St. Joe Co.	(30)	21.00	06/21/2013	(2,850)
St. Joe Co.	(50)	16.00	09/20/2013	(1,125)
St. Joe Co.	(96)	17.00	09/20/2013	(3,328)
Starbucks Corporation	(50)	38.00	04/19/2013	(150)
Suntrust Banks, Inc.	(50)	20.00	07/19/2013	(682)
Suntrust Banks, Inc.	(50)	20.00	10/18/2013	(1,250)
Teva Pharmaceutical Industries Limited	(100)	32.50	06/21/2013	(1,234)
Teva Pharmaceutical Industries Limited	(50)	35.00	06/21/2013	(1,250)
Teva Pharmaceutical Industries Limited	(50)	35.00	09/20/2013	(3,300)
Toll Brothers Inc.	(30)	30.00	04/19/2013	(148)
Toll Brothers Inc.	(50)	24.00	06/21/2013	(481)
Toll Brothers Inc.	(50)	21.00	09/20/2013	(728)
Toll Brothers Inc.	(35)	25.00	09/20/2013	(1,596)
Toll Brothers Inc.	(50)	15.00	01/17/2014	(482)
Toll Brothers Inc.	(40)	20.00	01/17/2014	(1,355)
UBS AG	(50)	10.00	06/21/2013	(250)
UBS AG	(50)	11.00	06/21/2013	(500)
UBS AG	(50)	14.00	06/21/2013	(1,875)
UBS AG	(50)	12.00	09/20/2013	(1,500)
UBS AG	(125)	10.00	01/17/2014	(3,250)
United States Natural Gas Fund, LLP	(50)	17.00	04/19/2013	(1)
United States Natural Gas Fund, LLP	(50)	18.00	04/19/2013	(50)
United States Natural Gas Fund, LLP	(50)	19.00	05/17/2013	(434)
United States Natural Gas Fund, LLP	(50)	17.00	07/19/2013	(558)
United States Natural Gas Fund, LLP	(50)	18.00	07/19/2013	(1,075)
United States Natural Gas Fund, LLP	(50)	17.00	10/18/2013	(1,736)
United States Natural Gas Fund, LLP	(50)	18.00	10/18/2013	(2,724)
United States Natural Gas Fund, LLP	(75)	19.00	10/18/2013	(6,213)
United States Natural Gas Fund, LLP	(75)	20.00	10/18/2013	(8,970)
US Bancorp	(50)	25.00	06/21/2013	(350)
Veolia Environnement SA	(50)	12.50	07/19/2013	(6,456)
Verizon Communications, Inc.	(40)	35.00	04/19/2013	(1)
Verizon Communications, Inc.	(50)	30.00	07/19/2013	(225)
Verizon Communications, Inc.	(40)	35.00	10/18/2013	(501)
Verizon Communications, Inc.	(100)	30.00	01/17/2014	(1,377)
Verizon Communications, Inc.	(50)	35.00	01/17/2014	(1,686)
Warner Chilcott	(50)	11.00	04/19/2013	(84)
Warner Chilcott	(50)	11.00	07/19/2013	(1,249)
Warner Chilcott	(50)	12.00	07/19/2013	(2,350)
Warner Chilcott	(50)	13.00	07/19/2013	(4,264)
Wells Fargo Company	(50)	25.00	07/19/2013	(400)
Wells Fargo Company	(50)	25.00	10/18/2013	(1,096)
Wells Fargo Company	(50)	25.00	01/17/2014	(1,973)
Total Put Options Written				$1,145,390

Total Call and Put Options Written-(Premium Received)-(4.87%)				$1,641,023

Daxor Corporation
Schedule of Investments (Continued)
March 31, 2013 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Margin loans payable-(50.62%) (c)				$(17,048,687)

Deferred income taxes, net – (17.61%)				$(5,929,912)

Other Liabilities-(0.24%)				$(78,357)

Total Liabilities –(73.34)%				$(24,697,979)

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2013 (Unaudited)

The Company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in securities traded on national securities exchanges are valued at the last reported sales price on the last day of the reporting period. Securities traded on the over the counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and ask prices.

The following tables summarize the inputs used as of March 31, 2013 for the Corporation’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$50,595,532	$—	$—	$50,595,532
Preferred Stocks	2,155,058	—	—	2,155,058
Investment in Operating Division	—	—	3,305,515	3,305,515
Total	$52,750,590	$—	$3,305,515	$56,056,105

Liabilities	Level 1	Level 2	Level 3	Total
Call and Put Options	$1,641,023	$—	$—	$1,641,023

The Company’s Level 3 assets consist of its investment in its Operating Division. Since it’s inception, the Operating Division has not generated significant revenue and has incurred substantial operating losses. Due to these substantial losses, the Operating Division has been completely dependent on funding from the Company to sustain its operations.

As such, the Company has determined that the value of the Operating Division approximates the net book value of certain property and equipment reduced by the remaining mortgage balance on such property and equipment. The property and equipment consist of land, buildings and laboratory equipment located in Oak Ridge, Tennessee.

* Refer to the Schedule of Investments for industry classifications for common and preferred stock.

(a) Non-income producing investment.

(b) Restricted cash held by Company’s brokers to satisfy margin requirements.

(c) Short-Term debt due to brokers secured by the Company’s investments in marketable securities.

Securities valuation policies and other investment related disclosures will be incorporated by reference to the semi-annual and annual reports to be filed with the Securities and Exchange Commission on Form N-CSR.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Chief Executive Officer and the Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daxor Corporation

By (Signature and Title)	/s/ Joseph Feldschuh
BY: Joseph Feldschuh
ITS: President
(Chief Executive Officer/Chairman of the Board of Directors/Principal Executive Officer)
Date: May 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/David Frankel
BY: David Frankel
ITS: Chief Financial Officer
(Principal Financial Officer/Principal Accounting Officer/Chief Compliance Officer)
Date: May 23, 2013